BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Principal to be Repaid per Month
•	Principal shall be repaid in 108 monthly installments, as described in the table below:

Months	Percentage of the amount to be repaid per month
0 a 72nd	0.0%
73rd to 132nd	0.33%
133rd to 179th	1.67%
180th	1.71%

Summary of Discounted Percentage on Payment of Unsecured Creditors

Unsecured Creditors with Judicial Deposits: Class 3 and 4 claims held by Unsecured Creditors shall be paid after the withdrawal of the judicial deposits, using the following discount percentages:

Claim Amount Interval	Discount %
Up to R$1,000.00	0%
R$1,000.01 to R$5,000.00	15%
R$5,000.01 to R$10,000.00	20%
R$10,000.01 to R$150,000.00	30%
Over R$150,000.00	50%

Restructuring Option One
Schedule of Principal Repayment Percentage per Six-month Period
•	Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Restructuring Option Two
Schedule of Principal Repayment Percentage per Six-month Period
•	Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Unqualified Bonds | Restructuring Option Three
Schedule of Principal Repayment Percentage per Six-month Period
•

Principal shall be equivalent to 50% of the unqualified bondholders’ claims, capped at US$250,000,000, and shall be repaid in twelve (12) semiannual, successive installments, as shown in the table below:

Six-month periods	percentage of the amount to be repaid per six-month period
0 to 12th	0.0%
13th to 18th	4.0%
19th to 23rd	12.66%
24th	12.70%